Put and call option liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of put and call option liabilities [abstract]
Put and call option liabilities
21.
Put and call option liabilities

	2021	2022
Chalhoub put option	$188,261	$13,679
Palm Angels put call option and earn-out	150,288	97,299
Alibaba and Richemont put option	498,058	71,919
Alanui put option	8,323	12,350
Total	$844,930	$195,247

Put and call option liabilities

There have been no significant changes in the measurement and valuation techniques used to value instruments in existence as of December 31, 2022.

The Group records the value of put and call option liabilities at the present value of probability-weighted future cash flows related to certain performance criteria and the fair value of our common stock at each reporting date. Further details of the Group’s put and call option liabilities are detailed below:

Chalhoub

The put and call option relating to Chalhoub is over the 20% shareholding in Farfetch International Limited (“IOM”) that the Group does not already own. The put and call options become exercisable on the earlier of December 31, 2022 and the date the agreement between Chalhoub and the Group is terminated. The options expire on the 10th day after they become exercisable. The exercise of the options can be settled in cash or shares at the election of the Group. The estimated value of the put and call option liability related to Chalhoub is based on the present value of probability-weighted future cash flows related to certain performance criteria and the fair value of our common stock at each reporting date. Changes in the value of the put and call option liability subsequent to the acquisition date, such as changes in the probability assessment and the fair value of our common stock, are recognized in earnings in the period when the change in the estimated present value occurs. During the year ended December 31, 2020, we recognized an increase in the present value of our put and call option liabilities of $288.9 million, primarily due to an increase in the fair value of our common stock. During the year ended December 31, 2021, we recognized a decrease in the present value of our put and call option liabilities of $156.1 million, primarily due to a decrease in the fair value of our common stock. During the year ended December 31, 2022, we recognized a decrease in the present value of our put and call option liabilities of $174.6 million, primarily due to a decrease in the fair value of our common stock.

Assumption	Increase/(decrease) in profit or loss	Increase/(decrease) in profit or loss
	2021	2022
Share Price increases by $1 (1)	$(6,521)	$-
Expected volatility increases by 1% (1)	(826)	-
Credit spread increases by 50 basis points (1)	939	-

(1) The Chalhoub valuation figure is no longer calculated under the Monte Carlo simulation, as it is now calculated as what management expect to pay as at the settlement date.

Palm Angels

The put and call option relating to Palm Angels is over the 40% shareholding in Palm Angels that the Group does not already own. The options are exercisable on the fifth anniversary of the acquisition date or in the event of a certain bad leaver event. The exercise of the option can be settled in cash or shares at the Group’s election. The estimated value of the put and call option liability related to Palm Angels is based on the present value of expected revenue for Palm Angels in fiscal year 2025 and probability-weighted future revenue growth for Palm Angels between fiscal year 2021 and 2025. Changes in the value of the put and call option liability subsequent to the acquisition date, such as changes in the probability assessment and the expected future revenue growth, are recognized in earnings in the period when the change in the estimated present value occurs. During the year ended December 31, 2021, we initially recognized put and call option liabilities of $144.6 million. Subsequently, we recognized an increase in the present value of our put and call option liabilities of $11.4 million, in losses on items held at fair value and remeasurements in our Consolidated statement of operations, primarily due to an improvement in expected performance against the performance criteria. During the year ended December 31, 2022, we recognized a decrease in the present value of our put and call option liabilities of $42.4 million, in gains on items held at fair value and remeasurements in our Consolidated statement of operations, primarily due to management's assessment of future performance of the Palm Angels brand.

Palm Angels – Sensitivity analysis

If expected revenue in fiscal year 2025 increased by 10%, the value of the put and call option would increase and the related present value remeasurement loss in the Consolidated statement of operations would increase by $8.6 million.

Strategic arrangement with Alibaba and Richemont

The put-call option related to the strategic arrangement with Alibaba and Richemont allows each holder to either purchase a further 12.5% of Farfetch China after the third year of operations, and an additional option to potentially convert or require the conversion of the investment in Farfetch China to shares in Farfetch Limited, under specific conditions. Management have concluded that the fair value of the option that allows both holders to purchase a further 12.5% of Farfetch China is $nil as the exercise price is at fair market value as of the date of exercise.

The estimated value of the put and call option liability related to the strategic agreement with Alibaba and Richemont that represents the option to potentially convert or require the conversion of the investment in Farfetch China to shares in Farfetch Limited is based on the present value of future cash flows related to the fair value of our common stock at each reporting date. Changes in the value of the put and call option liability subsequent to the acquisition date, such as changes in the fair value of our common stock, are recognized in earnings in the period when the change in the estimated present value occurs. During the year ended December 31, 2021, we initially recognized put and call option liabilities of $744.2 million. Subsequently, we recognized a decrease in the present value of our put and call option liabilities of $246.1 million, in gains on items held at fair value and remeasurements in our Consolidated statement of operations, primarily due to a decrease in the fair value of our common stock. During the year ended December 31, 2022, we recognized a decrease in the present value of our put and call option liabilities of $426.1 million, in gains on items held at fair value and remeasurements in our Consolidated statement of operations, primarily due to a decrease in the fair value of our common stock.

Strategic arrangement with Alibaba and Richemont – Sensitivity analysis

Assumption	Increase/(decrease) in profit or loss	Increase/(decrease) in profit or loss
	2021	2022
Share Price increases by $1	$(14,899)	$(15,205)
Risk free rate increases by 1%	(468)	(51)
Credit spread increases by 50 basis points	6,075	515

Change on remeasurement of put and call option and contingent consideration liabilities

The change on remeasurement of put and call option and contingent consideration liabilities during the year ended December 31, 2022 includes a $174.6 million gain on the remeasurement of liabilities arising as a result of the partnership with the Chalhoub, and a $426.1 million gain on remeasurement of the put and call option resulting from the strategic agreement with Alibaba and Richemont and a $4.1 million loss on remeasurement of the put option relating to the shares that the Group does not own in Alanui.

The change on remeasurement of put and call option and contingent consideration liabilities during the year ended December 31, 2021 includes a $156.1 million gain on the remeasurement of liabilities arising as a result of the partnership with the Chalhoub, and a $246.1 million gain on remeasurement of the put and call option resulting from the strategic agreement with Alibaba and Richemont and a $3.9 million loss on remeasurement of the put option relating to the shares that the Group does not own in Alanui.

In addition, during the year ended December 31, 2021, as a result of the acquisition of 60 percent of Palm Angels ordinary share capital, the Group entered into an option agreement over the 40 percent of the share capital that it does not own. As a result, the change on remeasurement of put and call option and contingent consideration liabilities during the year ended December 31, 2021 also includes a $11.3 million loss on the remeasurement of the put and call option over the 40 percent of the share capital in Palm Angels that New Guards does not own. There is also a $2.8 million loss on remeasurement of the contingent consideration relating to this transaction.

The change on remeasurement of put and call option and contingent consideration liabilities during the year ended December 31, 2020 includes a $287.9 million loss on the remeasurement of put and call option liabilities arising as a result of the partnership with Chalhoub and a $0.9 million loss on the remeasurement of put and call option liabilities arising as a result of the acquisition of CuriosityChina.

In 2021, the valuation of the Chalhoub liability is based on the Monte Carlo simulation, in which the share price of Farfetch is the significant input. In 2022, given that the valuation of the future settlement of this liability is based on the group's share price at December 31, 2022 of $4.73, and is therefore a known input, management was able to calculate this amount without the use of the Monte Carlo simulation. The valuation of the put and call option liability relating to the strategic agreement with Alibaba and Richemont is calculated using the present value of future expected payments method, with the Farfetch share price as the significant variable. The valuations of the put and call option liability relating to Palm Angels and the contingent consideration liabilities are calculated using the present value of future expected payments method, with management's internal forecasts and the relevant weighted average cost of capital as the significant variables. For further information regarding the valuation of these instruments, refer to Note 19, Financial instruments and financial risk management.